Loans and advances to central banks and credit institutions (Tables)	12 Months Ended
Dec. 31, 2025
Loans And Advances To Central Banks And Credit Institutions [Abstract]
Schedule of loans and advances to banks and credit institutions
The detail, by classification, type and currency, of Loans and advances to central banks and credit institutions in the consolidated balance sheets is as follows:

EUR million
CENTRAL BANKS	2025	2024	2023
Classification
Financial assets held for trading	14,632	12,966	17,717
Non-trading financial assets mandatorily at fair value through profit or loss	—	—	—
Financial assets designated at fair value through profit or loss	—	—	—
Financial assets designated at fair value through other comprehensive income	—	—	—
Financial assets at amortised cost	15,986	16,179	20,082
	30,618	29,145	37,799
Type
Time deposits	15,986	16,179	17,747
Reverse repurchase agreements	14,632	12,966	20,052
Impaired assets	—	—	—
Valuation adjustments for impairment	—	—	—
	30,618	29,145	37,799
CREDIT INSTITUTIONS
Classification
Financial assets held for trading	25,967	27,314	14,061
Non-trading financial assets mandatorily at fair value through profit or loss	—	—	—
Financial assets designated at fair value through profit or loss	413	408	459
Financial assets designated at fair value through other comprehensive income	1,120	363	313
Financial assets at amortised cost	61,513	55,537	57,917
	89,013	83,622	72,750
Type
Time deposits	10,665	9,036	8,560
Reverse repurchase agreements	52,365	48,932	35,846
Non- loans advances	25,987	25,659	28,353
Impaired assets	—	—	—
Valuation adjustments for impairment	(4)	(5)	(9)
	89,013	83,622	72,750
CURRENCY
Euro	43,697	43,347	34,229
Pound sterling	5,147	2,424	3,539
US dollar	23,320	22,539	17,602
Brazilian real	43,577	39,379	47,151
Other currencies	3,890	5,078	8,028
TOTAL	119,631	112,767	110,549